Segment Information - Components of Segment Profit or Loss (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Segment Reporting Information [Line Items]
Revenue		$ 327,274	$ 315,362
Cost of revenue		290,212	264,176
Selling, general and administrative		91,337	75,430
Depreciation and amortization		25,709	26,982
Loss (gain) on aircraft held for sale		2,795	(13,905)
Net loss	$ 1,287	(101,495)	(54,738)	$ (56,025)
Reportable Segment
Segment Reporting Information [Line Items]
Revenue		327,274	315,362
Cost of revenue		290,212	264,176
Selling, general and administrative		91,337	75,430
Depreciation and amortization		25,709	26,982
Loss (gain) on aircraft held for sale		2,795	(13,905)
Other expense		18,675	17,417
Net loss		$ (101,454)	$ (54,738)